Taxes - Reconciliation of Movements Between Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance at the beginning of year	$ (46,439)	$ 39,473
Recognized in the statement of loss	(4,292)	(84,102)
Recognized in other comprehensive loss	(2,450)	(1,810)
Balance at the end of the year	$ (53,181)	$ (46,439)